Warrants Liability	9 Months Ended
Sep. 30, 2025
Warrants Liability [abstract]
Warrants Liability
12.	Warrants Liability

[a] August 2020 Warrants

In August 2020, the Company issued 42,499 Class B Subordinate Voting Shares and 21,250 warrants to purchase Class B Subordinate Voting Shares for total cash proceeds of $9,999,997. Each warrant is exercisable to purchase one Class B Subordinate Voting Share of the Company at an exercise price of $276.90 per share and expire five years from the date of issuance. The fair value of these warrants is classified as Level 2 in the fair value hierarchy.

On initial recognition the Company determined that these warrants did not meet the IFRS definition of equity due to the exercise price being denominated in United States dollar, which was not the functional currency of the Company at the time resulting in variability in exercise price. The change in functional currency on October 1, 2020, was determined to be a change in circumstance and, as such, the Company has made an accounting policy choice to continue to recognize the warrants as a financial liability classified at fair value through profit or loss.

During the nine months ended September 30, 2025, 21,250 outstanding warrants expired.

The fair value of the warrants liability as at September 30, 2025, was $Nil (December 31, 2024 – $2) resulting in a gain on change in fair value of $2 for the nine months ended September 30, 2025 (2024 – $31,263). The fair value was determined using the Black-Scholes option pricing model and the following assumptions as at:

December 31, 2024
Share price	$3.68
Exercise price	$276.90
Expected dividend yield	-
Risk free interest rate	2.91%
Expected life	0.60
Expected volatility	134%

[b] December 2024 Warrants

During the year ended December 31, 2024, the Company issued warrants attached to its convertible debenture (Note 14).

The Company determined that these warrants were exchangeable into a variable number of shares due to foreign exchange, and as such, the warrants were classified as financial liabilities measured at fair value through profit or loss (“FVTPL”). The Company uses the Black-Scholes pricing model to estimate fair value. Expected volatility has been based on an evaluation of the historical volatility of the Company’s share price. The risk-free interest rate for the life of the warrants was based on the yields available on government benchmark bonds with a term approximating the remaining term of the warrants. The life of the warrants is based on the contractual term. The fair value of the warrant liability as at December 13, 2024, the date of issuance was $245,147. During the nine months ended September 30, 2025, 80,000 total warrants outstanding were exercised on a cashless basis into 66,315 Class B Subordinate Voting Shares. The fair value of the warrants as of September 30, 2025, was $Nil (December 31, 2024 - $212,000) as there were no warrants outstanding as at period end. The fair value of the warrants on June 25, 2025, the date of exercise, was $1,797,056, resulting in a change in fair value of $1,585,056 for the nine months ended September 30, 2025.

The fair values were determined using the Black-Scholes option pricing model and the following assumptions as at:

	December 13, 2024	December 31, 2024	June 25, 2025
Share price (CAD)	$5.80	$5.20	$33.48
Exercise price (CAD)	$7.00	$7.00	$7.00
Expected dividend yield	-	-	-
Risk free interest rate	2.97%	2.96%	2.940%
Expected life	5.00	4.95	4.47
Expected volatility	104.39%	104.52%	118.86%
Foreign exchange rate	0.70	0.70	0.73

[c] January 2025 Warrants

On January 20, 2025, the Company issued warrants attached to its convertible debenture (Note 14). The fair value of the warrant liability at the date of issuance on January 20, 2025, was $405,656. The fair value of the warrants as of September 30, 2025, was $Nil as there were no warrants outstanding as of period end. During the nine months ended September 30, 2025, 152,577 total warrants outstanding were exercised on a cashless basis into 133,002 Class B Subordinate Voting Shares. The fair value of the warrants on June 25, 2025, the date of exercise, was $3,484,401, resulting in a change in fair value of $3,078,745 for the nine months ended September 30, 2025

The fair values were determined using the Black-Scholes option pricing model and the following assumptions as at:

	January 20, 2025	June 25, 2025
Share price (CAD)	$4.90	$33.48
Exercise price (CAD)	$5.25	$5.25
Expected dividend yield	-	-
Risk free interest rate	2.99%	2.90%
Expected life	5.00	4.58
Expected volatility	106.90%	118.86%
Foreign exchange rate	0.70	0.73

[d] March 6, 2025 Warrants

On March 6, 2025, the Company issued warrants attached to its convertible debenture (Note 14). The fair value of the warrant liability as at date of issuance on March 6, 2025, was $38,702. The fair value of the warrants as of September 30, 2025, was $Nil as there were no warrants outstanding as of period end. During the nine months ended September 30, 2025, 10,309 total warrants outstanding were exercised on a cashless basis into 8,986 Class B Subordinate Voting Shares. The fair value of the warrants on June 25, 2025, the date of exercise, was $235,883, resulting in a change in fair value of $197,181 for the nine months ended September 30, 2025.

The fair values were determined using the Black-Scholes option pricing model and the following assumptions as at:

	March 6, 2025	June 25, 2025
Share price (CAD)	$6.44	$33.48
Exercise price (CAD)	$5.25	$5.25
Expected dividend yield	-	-
Risk free interest rate	2.72%	2.90%
Expected life	5.00	4.70
Expected volatility	115.20%	118.86%
Foreign exchange rate	0.70	0.73

[e] March 28, 2025 Warrants

On March 28, 2025, the Company issued warrants attached to its convertible debenture (Note 14). The fair value of the warrant liability as at date of issuance was $1,218,875 (Note 15). The fair value of the warrants as of September 30, 2025, was $Nil as there were no warrants outstanding as of period end. On June 24, 2025, 8,500 warrants were exercised at a price of $7.00 for total gross proceeds of $43,257 (C$59,500) (Note 15). During the nine months ended September 30, 2025, the remaining 175,420 warrants were exercised on a cashless basis into 137,927 Class B Subordinate Voting Shares (Note 15) on various dates between June 25, 2025, to July 31, 2025. The total fair value of the total warrants on the various dates of exercise was $3,565,586, resulting in a change in fair value of $2,346,711 for the nine months ended September 30, 2025.

The fair values were determined using the Black-Scholes option pricing model and the following assumptions as at:

	March 28, 2025	June 25, 2025 – July 31, 2025
Share price (CAD)	$11.08	$25.89 - $33.48
Exercise price (CAD)	$7.00	$7.00
Expected dividend yield	-	-
Risk free interest rate	2.61%	2.90% - 3.01%
Expected life	5.00	4.67 - 4.77
Expected volatility	116.80%	118.79% - 118.86%
Foreign exchange rate	0.70	0.72 - 0.74